UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2013

Date of reporting period:	March 31, 2013

Item 1. Schedule of Investments:

Putnam VT Multi-Cap Growth Fund

The fund's portfolio
3/31/13 (Unaudited)

COMMON STOCKS (99.6%)(a)
			Shares	Value

Aerospace and defense (4.4%)

B/E Aerospace, Inc.(NON)			38,600	$2,327,194

Honeywell International, Inc.			169,400	12,764,290

Precision Castparts Corp.			19,612	3,718,827

Rockwell Collins, Inc.(S)			53,500	3,376,920

United Technologies Corp.			82,300	7,689,289

				29,876,520
Air freight and logistics (0.9%)

FedEx Corp.			66,000	6,481,200

				6,481,200
Auto components (1.4%)

Johnson Controls, Inc.			191,300	6,708,891

TRW Automotive Holdings Corp.(NON)			46,000	2,530,000

				9,238,891
Beverages (2.6%)

Beam, Inc.			45,014	2,860,190

Coca-Cola Enterprises, Inc.			239,200	8,831,264

PepsiCo, Inc.			37,400	2,958,714

SABMiller PLC (United Kingdom)			62,998	3,315,820

				17,965,988
Biotechnology (2.9%)

BioMarin Pharmaceuticals, Inc.(NON)(S)			78,100	4,862,506

Celgene Corp.(NON)			54,900	6,363,459

Cubist Pharmaceuticals, Inc.(NON)(S)			84,104	3,937,749

Elan Corp. PLC ADR (Ireland)(NON)(S)			132,600	1,564,680

Gilead Sciences, Inc.(NON)			58,500	2,862,405

Prothena Corp PLC (Ireland)(NON)			2,963	19,822

				19,610,621
Building products (0.9%)

Fortune Brands Home & Security, Inc.(NON)			117,400	4,394,282

Owens Corning, Inc.(NON)			49,400	1,947,842

				6,342,124
Capital markets (1.7%)

Artisan Partners Asset Management, Inc.(NON)			15,427	608,595

Charles Schwab Corp. (The)			398,500	7,049,465

Invesco, Ltd.			59,900	1,734,704

Morgan Stanley			111,400	2,448,572

				11,841,336
Chemicals (4.4%)

Agrium, Inc. (Canada)			20,800	2,028,000

Albemarle Corp.			48,800	3,050,976

Celanese Corp. Ser. A			135,967	5,989,346

Dow Chemical Co. (The)(S)			130,800	4,164,672

Eastman Chemical Co.			47,600	3,325,812

GSE Holding, Inc.(NON)			185,587	1,532,949

HB Fuller Co.			73,000	2,852,840

Monsanto Co.			67,500	7,130,025

				30,074,620
Commercial banks (0.5%)

Bancorp, Inc. (The)(NON)			133,315	1,846,413

UMB Financial Corp.			30,600	1,501,542

				3,347,955
Commercial services and supplies (0.6%)

Tyco International, Ltd.			117,700	3,766,400

				3,766,400
Communications equipment (3.0%)

Arris Group, Inc.(NON)			96,300	1,653,471

Polycom, Inc.(NON)			333,919	3,699,823

Qualcomm, Inc.			222,317	14,884,123

				20,237,417
Computers and peripherals (8.9%)

Apple, Inc.			79,696	35,275,840

EMC Corp.(NON)			441,700	10,552,213

NetApp, Inc.(NON)			107,000	3,655,120

SanDisk Corp.(NON)			201,211	11,066,605

				60,549,778
Consumer finance (0.4%)

Capital One Financial Corp.			49,627	2,727,004

				2,727,004
Diversified consumer services (0.1%)

Bright Horizons Family Solutions, Inc.(NON)			11,400	385,206

				385,206
Diversified financial services (1.9%)

Bank of America Corp.			169,900	2,069,382

Citigroup, Inc.			115,800	5,122,992

CME Group, Inc.			90,600	5,561,934

				12,754,308
Diversified telecommunication services (0.2%)

Iridium Communications, Inc.(NON)			213,772	1,286,907

				1,286,907
Electrical equipment (1.6%)

AMETEK, Inc.			86,250	3,739,800

Eaton Corp PLC			118,566	7,262,168

				11,001,968
Energy equipment and services (3.8%)

Cameron International Corp.(NON)			58,200	3,794,640

Dresser-Rand Group, Inc.(NON)			30,800	1,899,128

Halliburton Co.			102,000	4,121,820

McDermott International, Inc.(NON)			158,300	1,739,717

Oil States International, Inc.(NON)			94,734	7,727,452

Schlumberger, Ltd.			90,500	6,777,545

				26,060,302
Food and staples retail (1.1%)

Costco Wholesale Corp.			45,900	4,870,449

Whole Foods Market, Inc.			28,412	2,464,741

				7,335,190
Food products (1.2%)

Hershey Co. (The)(S)			21,800	1,908,154

Hillshire Brands Co.			51,200	1,799,680

Mead Johnson Nutrition Co.			61,278	4,745,981

				8,453,815
Health-care equipment and supplies (4.2%)

Baxter International, Inc.			179,276	13,022,609

Covidien PLC			152,700	10,359,168

Zimmer Holdings, Inc.			72,600	5,460,972

				28,842,749
Health-care providers and services (2.2%)

Aetna, Inc.(S)			140,000	7,156,800

Catamaran Corp.(NON)			24,152	1,280,781

UnitedHealth Group, Inc.			115,000	6,579,150

				15,016,731
Hotels, restaurants, and leisure (2.7%)

Las Vegas Sands Corp.			80,792	4,552,629

McDonald's Corp.			34,400	3,429,336

Starbucks Corp.			87,600	4,989,696

Wyndham Worldwide Corp.			79,933	5,154,080

				18,125,741
Household products (0.9%)

Procter & Gamble Co. (The)			81,600	6,288,096

				6,288,096
Independent power producers and energy traders (0.8%)

Calpine Corp.(NON)			272,300	5,609,380

				5,609,380
Insurance (1.1%)

Aon PLC			51,400	3,161,100

Prudential PLC (United Kingdom)			249,126	4,031,392

				7,192,492
Internet and catalog retail (3.1%)

Amazon.com, Inc.(NON)			24,500	6,529,005

HomeAway, Inc.(NON)			98,000	3,185,000

HSN, Inc.(S)			22,800	1,250,808

Priceline.com, Inc.(NON)			14,385	9,895,873

				20,860,686
Internet software and services (5.4%)

eBay, Inc.(NON)			128,500	6,967,270

Facebook, Inc. Class A(NON)			161,500	4,131,170

Google, Inc. Class A(NON)			24,566	19,506,141

Millennial Media, Inc.(NON)(S)			62,018	393,814

Yahoo!, Inc.(NON)			144,800	3,407,144

Yandex NV Class A (Russia)(NON)			110,700	2,559,384

				36,964,923
IT Services (3.3%)

Cognizant Technology Solutions Corp.(NON)			64,100	4,910,701

Fidelity National Information Services, Inc.			44,000	1,743,280

InterXion Holding NV (Netherlands)(NON)			97,100	2,351,762

Total Systems Services, Inc.			112,100	2,777,838

Visa, Inc. Class A(S)			63,900	10,852,776

				22,636,357
Leisure equipment and products (0.3%)

Polaris Industries, Inc.(S)			20,900	1,933,041

				1,933,041
Life sciences tools and services (1.5%)

Agilent Technologies, Inc.			80,800	3,391,176

Thermo Fisher Scientific, Inc.			93,661	7,164,130

				10,555,306
Machinery (3.0%)

Cummins, Inc.			25,300	2,929,993

Edwards Group, Ltd. ADR (United Kingdom)(NON)			215,952	1,738,414

Joy Global, Inc.			43,900	2,612,928

Timken Co.			102,800	5,816,424

TriMas Corp.(NON)			120,800	3,922,376

Wabtec Corp.			34,300	3,502,373

				20,522,508
Marine (0.5%)

Kirby Corp.(NON)(S)			42,700	3,279,360

				3,279,360
Media (3.5%)

CBS Corp. Class B			15,300	714,357

Comcast Corp. Class A			161,200	6,772,012

DISH Network Corp. Class A			137,100	5,196,090

Time Warner, Inc.			189,200	10,901,704

				23,584,163
Metals and mining (0.8%)

Barrick Gold Corp. (Canada)			85,000	2,499,000

Carpenter Technology Corp.			63,800	3,144,702

				5,643,702
Multiline retail (1.6%)

Dollar General Corp.(NON)			130,065	6,578,688

Nordstrom, Inc.			76,652	4,233,490

				10,812,178
Oil, gas, and consumable fuels (3.5%)

Anadarko Petroleum Corp.			78,079	6,828,009

Cabot Oil & Gas Corp.			38,100	2,575,941

Gulfport Energy Corp.(NON)			112,900	5,174,207

Noble Energy, Inc.			66,453	7,685,954

Suncor Energy, Inc. (Canada)			48,800	1,462,295

				23,726,406
Pharmaceuticals (4.2%)

AbbVie, Inc.			136,000	5,546,080

Actavis, Inc.(NON)			66,200	6,097,682

Auxilium Pharmaceuticals, Inc.(NON)			106,500	1,840,320

Eli Lilly & Co.			118,300	6,718,257

Jazz Pharmaceuticals PLC(NON)			53,748	3,005,051

Medicines Co. (The)(NON)			73,200	2,446,344

Shire PLC ADR (United Kingdom)			20,300	1,854,608

Zoetis Inc.(NON)			39,628	1,323,575

				28,831,917
Professional services (0.7%)

Verisk Analytics, Inc. Class A(NON)			74,400	4,585,272

				4,585,272
Real estate investment trusts (REITs) (1.2%)

American Campus Communities, Inc.(R)			53,900	2,443,826

American Tower Corp. Class A(R)			44,123	3,393,941

Equity Lifestyle Properties, Inc.(R)(S)			29,300	2,250,240

				8,088,007
Real estate management and development (0.3%)

CBRE Group, Inc. Class A(NON)			90,500	2,285,125

				2,285,125
Semiconductors and semiconductor equipment (3.1%)

Avago Technologies, Ltd.			178,505	6,411,900

Lam Research Corp.(NON)			149,700	6,206,562

Micron Technology, Inc.(NON)			107,100	1,068,858

Texas Instruments, Inc.			56,100	1,990,428

Xilinx, Inc.(S)			141,600	5,404,872

				21,082,620
Software (3.3%)

Informatica Corp.(NON)			54,700	1,885,509

Oracle Corp.			107,650	3,481,401

Red Hat, Inc.(NON)			40,800	2,053,750

Salesforce.com, Inc.(NON)(S)			31,804	5,687,509

SAP AG ADR (Germany)(S)			51,000	4,107,540

SS&C Technologies Holdings, Inc.(NON)			128,254	3,845,055

Synopsys, Inc.(NON)			45,400	1,628,952

				22,689,716
Specialty retail (2.8%)

Bed Bath & Beyond, Inc.(NON)(S)			74,698	4,812,045

Dick's Sporting Goods, Inc.			52,900	2,502,170

Foot Locker, Inc.			41,800	1,431,232

Lowe's Cos., Inc.			131,200	4,975,104

Tile Shop Holdings, Inc.(NON)(S)			42,885	901,014

TJX Cos., Inc. (The)			100,804	4,712,587

				19,334,152
Textiles, apparel, and luxury goods (1.0%)

Coach, Inc.			82,300	4,114,177

Michael Kors Holdings, Ltd. (Hong Kong)(NON)			43,100	2,447,649

				6,561,826
Tobacco (1.9%)

Japan Tobacco, Inc. (Japan)			65,400	2,093,176

Philip Morris International, Inc.			119,340	11,064,011

				13,157,187
Trading companies and distributors (0.2%)

Rexel SA (France)			48,280	1,053,637

				1,053,637

Total common stocks (cost $545,949,425)				$678,600,828

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Citigroup, Inc.	1/4/19	$106.10	359,195	$181,753

Total warrants (cost $362,787)				$181,753

SHORT-TERM INVESTMENTS (6.4%)(a)
			Principal amount/shares	Value

U.S. Treasury Bills with effective yields ranging from 0.16% to 0.17%, July 25, 2013			$410,000	$409,784

Putnam Cash Collateral Pool, LLC 0.19%(d)			42,476,500	42,476,500

Putnam Short Term Investment Fund 0.08%(AFF)			1,048,733	1,048,733

Total short-term investments (cost $43,935,017)				$43,935,017

TOTAL INVESTMENTS

Total investments (cost $590,247,229)(b)				$722,717,598

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2013 through March 31, 2013. (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $681,569,295.
(b)	The aggregate identified cost on a tax basis is $591,254,221, resulting in gross unrealized appreciation and depreciation of $139,893,764 and $8,430,387, respectively, or net unrealized appreciation of $131,463,377.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliates	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$5,668,694	$15,892,771	$21,561,465	$899	$—
	Putnam Short Term Investment Fund *	—	16,091,495	15,042,762	118	1,048,733
	Totals	$5,668,694	$31,984,266	$36,604,227	$1,017	$1,048,733
*	Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $41,839,808.
The fund received cash collateral of $42,476,500, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$110,835,884	$—	$—
Consumer staples	51,107,100	2,093,176	—
Energy	49,786,708	—	—
Financials	48,236,227	—	—
Health care	102,857,324	—	—
Industrials	86,908,989	—	—
Information technology	184,160,811	—	—
Materials	35,718,322	—	—
Telecommunication services	1,286,907	—	—
Utilities	5,609,380	—	—
Total common stocks	676,507,652	2,093,176	—
Warrants	$181,753	$—	$—
Short-term investments	1,048,733	42,886,284	—

Totals by level	$677,738,138	$44,979,460	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Equity contracts	$181,753	$—

Total	$181,753	$—

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
Warrants (number of warrants)	360,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 24, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 24, 2013